Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The key terms of these facilities were as follows:

Facility	Currency	Interest rate (1)	Effective Interest Rate (2)	Facility maturity date	Principal outstanding at December 31, 2023 (Local Currency)	Principal outstanding at December 31, 2023 (USD)
Term Loan Facility (USD) (3)	USD	USD SOFR + 0.11%(4) + 2.75% (0.5% floor)	7.4%	Jun-28	885,942	$885,942
Term Loan Facility (EUR) (5)	EUR	EURIBOR + 3.00% (0% floor)	5.6%	Jun-28	645,748	712,666
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	465,028
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	345,581	345,581
Revolving Credit Facility (USD)	USD	BASE + 0.10%(4) + 2.25% (0% floor)	7.7%	Dec-27	23,500	23,500
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	6.1%	Dec-27	11,000	12,140
Line of Credit	USD	Term SOFR (6) + 2.70%	8.1%	Jun-25	75,000	75,000
Total Principal Outstanding						$2,519,857

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of December 31, 2023.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

Schedule of Long-Term Debt

	As of December 31,
	2023	2022
Principal outstanding	$2,519,857	$2,658,023
Unamortized debt issuance cost	(18,024)	(14,564)
Total	2,501,833	2,643,459
Short-term debt	10,190	10,190
Long-term debt	$2,491,643	$2,633,269

Schedule of Maturities of Non Current Debt

Maturity requirements on non-current debt as of December 31, 2023 by year are as follows:

Years ending December 31,
2024	$10,190
2025	85,190
2026	10,190
2027	45,830
2028	1,557,848
2029 and thereafter	810,609
Total	$2,519,857